Income Taxes - Net Operating Losses and Tax Credits (Details) - USD ($) $ in Thousands	Mar. 04, 2017	Feb. 27, 2016
Net Operating Losses and Tax Credits
Alternative minimum tax credit carryforwards	$ 3,234
Valuation Allowance
Valuation allowance	226,726	$ 212,023
Federal
Net Operating Losses and Tax Credits
Net operating loss carryforwards	2,936,612
Amount of deductions under net operating loss carryforwards	35,935
Federal business tax credit carryforwards	51,869
Federal | Net Operating Losses expiration period 2020 and 2028
Net Operating Losses and Tax Credits
Net operating losses expiration amount	1,658,482
Federal | Net Operating Loss Expiration Period 2029 and 2037
Net Operating Losses and Tax Credits
Net operating losses expiration amount	1,278,130
State
Net Operating Losses and Tax Credits
Net operating loss carryforwards	5,093,651
Amount of deductions under net operating loss carryforwards	$ 88,614